EARNINGS PER SHARE - Summary of basic earnings (loss) per share for the results of discontinued operations (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Profit (loss) attributable to the Company’s controlling shareholders	R$ 5,556,457	[1]	R$ (597,655)	R$ 90,733
Weighted average of the number of issued common shares	1,385,675,623		1,381,594,182	1,377,932,809
Adjustment for stock options and restricted shares	(7,806,697)		(9,613,311)	(788,866)
Weighted average number of common shares issued, net of treasured shares	1,377,868,926		1,371,980,871	1,377,143,943
Basic profit (loss) per share - R$	R$ 4.0326		R$ (0.4365)	R$ 0.0659

[1]	The Natura &Co amounts are refers to gain from the TBS and Aesop sale occurred in 2023..